RELATED PARTY TRANSACTIONS (Details) - USD ($)				6 Months Ended
	Jun. 25, 2026	Jun. 24, 2026	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 11, 2026	Feb. 28, 2026
RELATED PARTY TRANSACTIONS
Public offering price						$ 0.575	$ 0.875
Share-based compensation				$ 97,020
Executive officer
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares)			200,000
Public offering price			$ 0.0657
Share-based compensation			$ 13,140
Director
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares)		120,000
Public offering price		$ 0.4598
Director | Duncan Murray Campbell
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares)		80,000
Public offering price		$ 0.4598
Share-based compensation		$ 36,784
Director | Bo Wang
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares)		40,000
Public offering price		$ 0.4598
Share-based compensation		$ 18,392
Amount of salaries paid				$ 18,471	$ 17,824
Chief Knowledge Officer
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares)	80,000
Public offering price	$ 0.3588
Share-based compensation	$ 28,704